Related Party Transactions - Schedule of Balances Due with Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Snow Bear Capital Limited [Member]
Schedule of Balances Due with Related Parties [Line Items]
Amount	$ 429,065	$ 429,065
Relationship	Shareholder of the Company	Shareholder of the Company
Note	Unsecured interest free loan payable, repayable within one year from draw down	Unsecured interest free loan payable, repayable within one year from draw down
Wong Kim Kwan Kings [Member]
Schedule of Balances Due with Related Parties [Line Items]
Amount		$ 160,089
Relationship		Director and controlling shareholder of the Company
Note		Unsecured interest free loan payable, repayable on demand